Risk Management Activities	12 Months Ended
Jun. 30, 2011
Risk Management Activities [Abstract]
RISK MANAGEMENT ACTIVITIES
NOTE 6: RISK MANAGEMENT ACTIVITIES
Derivative instruments held by the Company as of June 30, 2010 were settled in the first half of fiscal 2011.
The Company is exposed to market risks, primarily resulting from changes in foreign currency exchange rates. To manage this risk, the Company may enter into derivative transactions pursuant to the Company’s written policy. Derivative instruments are recorded on the consolidated balance sheet at their fair value and changes in fair value are recorded each period in current earnings or comprehensive income. The Company does not hold or issue derivative financial instruments for trading purposes. The criteria for designating a derivative as a hedge include the assessment of the instrument’s effectiveness in risk reduction, matching of the derivative instrument to its underlying transaction, and the probability that the underlying transaction will occur.
In fiscal 2011, the Company settled cross-currency swap agreements outstanding since November 2000, and an interest rate swap outstanding since September 2008.
The following table summarizes the fair value of derivative instruments as recorded in other current liabilities in the consolidated balance sheet as of June 30, 2010 (there are no amounts outstanding as of June 30, 2011):

June 30,	2010

Derivatives designated as hedging instruments:
Cross-currency swap	$8,728
Interest rate swap	316

Total derivatives designated as hedging instruments	9,044

Derivative not designated as a hedging instrument — cross-currency swap	2,182

Total Derivatives	$11,226

The following table summarizes the effects of derivative instruments on income and other comprehensive income (OCI) for the years ended June 30, 2011, 2010 and 2009 (amounts presented exclude any income tax effects):

				Amount of Loss Reclassified from
Derivatives in Cash Flow	Amount of Gain (Loss) Recognized in OCI			Accumulated OCI into Income (Effective
Hedging Relationships	on Derivatives (Effective Portion)			Portion), Included in Interest Expense
	2011	2010	2009	2011	2010	2009

Cross-currency swap		$(2,039)	$3,790
Interest rate swap		(343)	(1,381)	$(316)	$(1,408)	$(701)

Total		$(2,382)	$2,409	$(316)	$(1,408)	$(701)

Derivative Not	Amount of Gain (Loss) Recognized on
Designated	Derivative, Included in Other (Income)
as Hedging Instrument	Expense, net
	2011	2010	2009

Cross-currency swap	$(368)	$(510)	$947